Loans and financings (Tables)	12 Months Ended
Dec. 31, 2022
Loans And Financings
Schedule of analysis of the loans and financings

					Total		Fair Value
				2022	2021	2022	2021
Type	Average interest rate	Current	Non-current	Total	Total	Total	Total
Eurobonds – USD	Pre-USD 5.84%	18,656	1,191,827	1,210,483	1,338,334	1,162,741	1,440,920
BNDES	TJLP + 2.82 % SELIC + 3.10 % TLP - IPCA + 5.46%	26,105	190,211	216,316	215,801	183,452	180,565
Export credit notes	LIBOR + 1.54% 134.20% CDI SOFR + 2.5%	5,500	227,290	232,790	135,077	227,201	136,389
Debentures	107.5 % CDI	-	-	-	4,916	-	4,901
Other		579	9,091	9,670	5,187	7,054	4,192
		50,840	1,618,419	1,669,259	1,699,315	1,580,448	1,766,967

Schedule of movements in loans and financings

	2022	2021
Balance at the beginning of the year	1,699,315	2,024,314
New loans and financings	95,621	59,771
Debt issue costs	(63)	(178)
Payments of loans and financings	(24,639)	(251,044)
Bonds repurchase	(128,470)	-
Prepayment of fair value debt	-	(90,512)
Foreign exchange effects	22,695	(21,066)
Changes in fair value of financing liabilities related to changes in the Company´s own credit risk	(521)	5,066
Changes in fair value of loans and financings	1,472	(10,784)
Write-off of fair value of loans and financings	-	(8,596)
Interest accrual	110,679	113,456
Interest paid on loans and financings	(109,263)	(121,112)
Amortization of debt issue costs	2,433	-
Balance at the end of the year	1,669,259	1,699,315

Schedule of maturity profile of the loans and financings

							2022
	2023	2024	2025	2026	2027	As from 2028	Total
Eurobonds – USD (i)	18,656	(2,149)	(2,216)	(2,287)	698,561	499,918	1,210,483
BNDES	26,105	24,773	23,722	21,154	13,454	107,108	216,316
Export credit notes	5,500	88,907	48,382	-	90,000	1	232,790
Other	579	97	1,285	1,285	1,285	5,139	9,670
	50,840	111,628	71,173	20,152	803,300	612,166	1,669,259
(i)	The negative balances refer to related funding costs (fee) amortization.

Schedule of analysis of the loans and financings, by currency

			2022	2021
	Current	Non-current	Total	Total
USD	21,861	1,370,764	1,392,625	1,426,962
BRL	28,535	247,655	276,190	270,571
Other	444	-	444	1,782
	50,840	1,618,419	1,669,259	1,699,315

Schedule of analysis of the loans and financings, by index

			2022	2021
	Current	Non-current	Total	Total
Fixed rate	19,144	1,191,828	1,210,972	1,340,247
LIBOR	1,474	88,937	90,411	88,677
TLP	14,348	160,924	175,272	170,324
BNDES SELIC	7,943	19,853	27,796	29,680
CDI	2,369	48,353	50,722	51,316
SOFR	1,657	90,000	91,657	-
TJLP	3,830	18,524	22,354	19,071
Other	75	-	75	-
	50,840	1,618,419	1,669,259	1,699,315